Basis of Preparation and Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Basis of Preparation and Material Accounting Policies [Line Items]
Term of lease	12 months
Leases amount (in Dollars)	$ 5,000
Bottom of Range [Member]
Basis of Preparation and Material Accounting Policies [Line Items]
Office spaces	4 years
Intangible asset	3 years
Top of Range [Member]
Basis of Preparation and Material Accounting Policies [Line Items]
Office spaces	5 years
Intangible asset	5 years